BALANCES SHEET - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash	$ 68,986
Total assets	109,812,830	$ 162,485,391
Liabilities:
Accrued expenses	(0)	30,610
Total liabilities	9,935,377	6,503,981
Members' Equity	99,877,453	5,000,009	$ 5,000,005
Total Liabilities and Stockholders’ Equity	109,812,830	162,485,391
Accounts payable	1,961,576	121,516
LS Boston Point LLC [Member]
ASSETS
Cash	70,311	94,737	52,583	$ 44,580
Investment in Non-Controlled Joint Ventures	0	225,000	9,838,556	35,148,867
Total assets	70,311	319,737	9,891,139	35,193,447
Liabilities:
Accrued expenses	0	20,000	20,000	20,000
Due to member	0	2,859	2,859	49,245
Total liabilities	0	22,859	143,381	69,245
Members' Equity	70,311	296,878	9,747,758	35,124,202
Total Liabilities and Stockholders’ Equity	$ 70,311	$ 319,737	9,891,139	35,193,447
Accounts payable			$ 120,522	$ (0)